FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FINANCIAL INSTRUMENTS [Abstract]
Schedule of Financial Instruments

	December 31,
	2011		2012
	Carrying amount	Fair value	Carrying amount	Fair value

Short-term bank loans	334,686	334,686	130,015	130,015
Borrowings from related parties	1,388	1,388	752	752
Short-term investment	10,000	10,083	-	-
Long-term bank loans	-	-	121,381	121,381